Related Party Disclosure - Additional information (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Bioscience managers pty ltd [member]
Related Party [Line Items]
Related Party transactions, fee paid	$ 85,374	$ 128,987	$ 128,987
Subsidiaries [member]
Related Party [Line Items]
Related Party transactions, Inter-company other revenue		$ 2,819,592	$ 2,087,051
Related party transactions, outstanding balance	$ 0